Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Class A [Member] Common Stock [Member] USD ($) shares	Common Class A [Member] Common Stock [Member] CNY (¥) shares	Common Class A [Member] Common Stock [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Common Class A [Member] Common Stock [Member] Zhuge Inc [Member] CNY (¥) shares	Common Class A [Member] Common Stock [Member] Exercise Of Options Before Initial Public Offering [Member] CNY (¥)	Common Class A [Member] Common Stock [Member] Exercise of Options After Initial Public Offering [Member] shares	Common Class A [Member] shares	Common Class B [Member] Common Stock [Member] USD ($) shares	Common Class B [Member] Common Stock [Member] CNY (¥) shares	Common Class B [Member] Common Stock [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Common Class B [Member] Common Stock [Member] Zhuge Inc [Member] CNY (¥)	Common Class B [Member] Common Stock [Member] Exercise Of Options Before Initial Public Offering [Member] CNY (¥)	Common Class B [Member] shares	Pre Offering Common Class A [Member] Common Stock [Member] CNY (¥) shares	Pre Offering Common Class A [Member] Common Stock [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Pre Offering Common Class A [Member] Common Stock [Member] Zhuge Inc [Member] CNY (¥)	Pre Offering Common Class A [Member] Common Stock [Member] Exercise Of Options Before Initial Public Offering [Member] CNY (¥) shares	Pre Offering Common Class B [Member] Common Stock [Member] CNY (¥) shares	Pre Offering Common Class B [Member] Common Stock [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Pre Offering Common Class B [Member] Common Stock [Member] Zhuge Inc [Member] CNY (¥)	Pre Offering Common Class B [Member] Common Stock [Member] Exercise Of Options Before Initial Public Offering [Member] CNY (¥)	Treasury Stock, Common [Member] USD ($)	Treasury Stock, Common [Member] CNY (¥)	Treasury Stock, Common [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Treasury Stock, Common [Member] Zhuge Inc [Member] CNY (¥)	Treasury Stock, Common [Member] Exercise Of Options Before Initial Public Offering [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Additional Paid-in Capital [Member] Zhuge Inc [Member] CNY (¥)	Additional Paid-in Capital [Member] Exercise Of Options Before Initial Public Offering [Member] CNY (¥)	Subscription Receivable [Member] CNY (¥)	Subscription Receivable [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Subscription Receivable [Member] Zhuge Inc [Member] CNY (¥)	Subscription Receivable [Member] Exercise Of Options Before Initial Public Offering [Member] CNY (¥)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥)	AOCI Attributable to Parent [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	AOCI Attributable to Parent [Member] Zhuge Inc [Member] CNY (¥)	AOCI Attributable to Parent [Member] Exercise Of Options Before Initial Public Offering [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Retained Earnings [Member] Zhuge Inc [Member] CNY (¥)	Retained Earnings [Member] Exercise Of Options Before Initial Public Offering [Member] CNY (¥)	Parent1 [Member] USD ($)	Parent1 [Member] CNY (¥)	Parent1 [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Parent1 [Member] Zhuge Inc [Member] CNY (¥)	Parent1 [Member] Exercise Of Options Before Initial Public Offering [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Noncontrolling Interest [Member] Zhuge Inc [Member] CNY (¥)	Noncontrolling Interest [Member] Exercise Of Options Before Initial Public Offering [Member] CNY (¥)	USD ($)	CNY (¥)	Beijing Kunlunjiexin technology Co., LTD [Member] CNY (¥)	Zhuge Inc [Member] CNY (¥)	Exercise Of Options Before Initial Public Offering [Member] CNY (¥)
Balance at Dec. 31, 2020														¥ 29				¥ 33																			¥ 75,733					¥ (2,681,632)					¥ (2,605,837)					¥ 2,513					¥ (2,603,324)
Balance, shares at Dec. 31, 2020 | shares														41,932,446				55,957,962
Issuance of ordinary shares to Cloopen Japan’s non-controlling interest shareholders as share based compensation														¥ 1														20,620																			20,621					(5,867)					14,754
Issuance of ordinary shares to Cloopen Japan's non- controlling interest shareholders as share based compensation, shares | shares														1,424,312
Exercise of options before IPO		¥ 4															¥ 7											10,964			¥ 15,917																10,968			¥ 15,924							10,968			¥ 15,924
Exercise of options, shares | shares	6,385,825	6,385,825															11,697,012
IPO Pre-offering ordinary shares converted to ordinary shares		¥ 53							¥ 17					¥ (37)				¥ (33)
IPO Pre-offering ordinary shares converted to ordinary shares, shares | shares	85,361,893	85,361,893						25,649,839	25,649,839					(55,053,770)				(55,957,962)
IPO preferred shares converted to ordinary shares		¥ 103																										8,539,512				(336,179)															8,203,436										8,203,436
IPO preferred shares converted to ordinary shares, shares | shares	158,900,014	158,900,014
Initial Public Offering		¥ 30																										2,195,797																			2,195,827										2,195,827
Initial Public Offering, shares | shares	46,000,000	46,000,000
Exercise of Warrant C																												38,844																			38,844										38,844
Exercise of Warrant, Shares | shares	638,569	638,569
Change in the ownership interest in subsidiaries																												251																			251					89					340
Issuance of restricted ordinary shares to company’s interest shareholders as share based compensation		¥ 2																										89,784																			89,786										89,786
Issuance of restricted ordinary shares to company's interest shareholders as share based compensation, Shares | shares	2,411,177	2,411,177
Acquisition of Kunlun																														¥ 299																			¥ 299				¥ 2,793					¥ 2,793	¥ 299
Repurchase of common shares																							(81,638)																								(81,638)										(81,638)
Acquisition of subsidiaries Zhuge, Shares | shares				30,462
Receive the Subscription receivables for Series C and Series E Redeemable Convertible Preferred Shares																																336,179															336,179										336,179
Net loss																																										(903,859)					(903,859)					(593)					(904,452)
Share-based compensation																												172,188																			172,188										172,188
Accretion and modification of Redeemable Convertible Preferred Shares																												(17,201)														(4,861,451)					(4,878,652)										(4,878,652)
Foreign currency translation adjustment, net of nil income taxes																																					(308,001)										(308,001)										(308,001)
Change in the ownership interest in the subsidiaries																												(251)																			(251)					(89)					(340)
Balance at Dec. 31, 2021		¥ 192							¥ 17														(81,638)					11,066,975									(232,268)					(8,446,942)					2,306,336					(1,065)					2,305,271
Balance, shares at Dec. 31, 2021 | shares	299,727,940	299,727,940						25,649,839	25,649,839
Exercise of options before IPO		¥ 1																										4,012																			4,013										4,013
Exercise of options, shares | shares						8,529,150
Change in the ownership interest in subsidiaries																												(4,877)																			(4,877)					1,210					(3,667)
Issuance of restricted ordinary shares to company’s interest shareholders as share based compensation																												1,034																			1,034										1,034
Repurchase of common shares																							(39,261)																								(39,261)										(39,261)
Net loss																																										(974,898)					(974,898)					(1,001)					(975,899)
Share-based compensation																												107,462																			107,462										107,462
Foreign currency translation adjustment, net of nil income taxes																																					153,655										153,655										153,655
Change in the ownership interest in the subsidiaries																												4,877																			4,877					(1,210)					3,667
Balance, shares | shares	797,338	797,338
Balance at Dec. 31, 2022		¥ 193							¥ 17														(120,899)					11,184,360									(78,613)					(9,421,840)					1,563,218					(3,276)					1,559,942
Balance, shares at Dec. 31, 2022 | shares	309,054,428	309,054,428					309,105,485	25,649,839	25,649,839				25,649,839
Exercise of options before IPO		¥ 2																										3,943																			3,945										3,945
Exercise of options, shares | shares						1,442,808
Acquisition of Kunlun
Net loss																																										(409,526)					(409,526)					(2,652)					(412,178)
Share-based compensation																												22,239																			22,239										22,239
Foreign currency translation adjustment, net of nil income taxes																																					21,286										21,286									$ 2,998	21,286
Cumulative effect of adoption of ASC 326																																										(196)					(196)										(196)
Balance at Dec. 31, 2023	$ 27	¥ 195						$ 2	¥ 17													$ (17,028)	¥ (120,899)				$ 1,578,972	¥ 11,210,542								$ (8,074)	¥ (57,327)				$ (1,384,747)	¥ (9,831,562)				$ 169,152	¥ 1,200,966				$ (835)	¥ (5,928)				$ 168,317	¥ 1,195,038
Balance, shares at Dec. 31, 2023 | shares	310,491,236	310,491,236					309,105,485	25,649,839	25,649,839				25,649,839